INTANGIBLE ASSETS CURRENT	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS CURRENT
INTANGIBLE ASSETS CURRENT

20.INTANGIBLE ASSETS CURRENT

The Group mined crypto assets during the period, which are recorded at fair value on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, are recorded in profit or loss.

All of the Group’s holding in crypto currencies other than Bitcoin are now classified as intangible assets.

At the period end, the Group held Bitcoin representing a fair value of $42k. The breakdown of which can be seen below:

	2025	2024
Group	$’000	$’000
At 1 January	6	385
Foreign Exchange Movement	—	—
Crypto assets purchased and received	3,500	—
Crypto assets mined	15,521	47,017
Total additions	19,021	47,017
Disposals
Impairment	—	—
Crypto assets sold	(18,927)	(47,302)
Total disposals	(18,927)	(47,302)
Fair value movements
Gain/(loss) on crypto asset sales	(58)	(94)
Movements on crypto assets held at the year end	—	—
Total fair value movements	(58)	(94)
At 31 December	42	6